Disclosures on reserves in Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of Disclosures on equity [Line Items]
Net Financial Debt	$ 719,809	$ (471,755)
Liquidity	3.45	4.32
Net Debt / Capitalization	0.25	0.18
Return on equity	13.154	20.7
Adjusted EBITDA	$ 645,142	$ 855,652
EBITDA	$ 669,831	$ 902,450
ROA	12.76	20.31
Indebtedness	1.19	1.00
Description Net Financial Debt	Financial Debt – Financial Resources
Description Liquidity	Current Assets divided by Current Liabilities
Description Net Debt / Capitalization	Net Financial Debt divided by Total Equity
Description ROE	Profit for the year divided by Total Equity
Description adjusted EBITDA	Adjusted EBITDA
Description EBITDA	EBITDA
Description ROA	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments
Description Indebtedness	Total Liabilities on Equity
Calculation Net Financial Debt	Other current Financial Liabilities + Other Non-Current Financial Liabilities – Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Calculation Liquidity	Total Current Assets / Total Current Liabilities
Calculation Net Debt / Capitalization	Net financial debt / Total Equity
Calculation ROE	LTM(2) Profit for the year / Equity
Calculation EBITDA	Profit for the year + Depreciation and Amortization Expenses + Finance Costs + Income Tax
Calculation ROA	(LTM Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity-accounted Investments)
Calculation Indebtedness	Total Liabilities / Total Equity